Redeemable Preferred Stock - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 28, 2013	Feb. 28, 2013	Jun. 28, 2013	Jun. 28, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Preferred Stock [Line Items]
Redeemable preferred stock, shares redeemed	4,535.6	17,757.7			35,000
Redeemable preferred stock,total redemption amount	$ 6,000,000	$ 24,800,000	$ 6,000,000	$ 6,000,000	$ 48,400,000
Redeemable preferred stock,redemption premium		2,200,000			2,200,000
Redeemable preferred stock, shares outstanding	12,706.7		12,706.7	12,706.7		35,000
Redeemable preferred stock, accretion and redemption premium			700,000	1,646,000	2,405,000	6,312,000	3,733,000
Redeemable preferred stock,original liquidation value					35,000,000
Accumulated and unpaid dividends on redeemable preferred stock					11,200,000
Redeemable preferred stock, shares authorized						49,000
Redeemable preferred stock, par value						$ 0.001
Redeemable preferred stock, shares issued						35,000
Redeemable preferred stock, redemption price per share						$ 1,000
Preferred stock classified as temporary or mezzanine equity						46,000,000
Accretion recorded during the period					$ 2,400,000	$ 6,300,000	$ 3,700,000	$ 9,600,000
Through February 28, 2013
Preferred Stock [Line Items]
Rate of dividends on preferred stock, per year and compounded quarterly					10.00%
After February 28, 2013 through the final redemption on November 14, 2013
Preferred Stock [Line Items]
Rate of dividends on preferred stock, per year and compounded quarterly					12.00%